Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Share Premium	Unissued Capital Reserve	Nasdaq Listing Reserve	Foreign Currency Translation Reserve	Share based payment Reserve	Accumulated Deficit	Total
Balance at Jun. 30, 2022	$ 39,414		$ 39,079,626		$ (4,950,566)		$ (3,789,016)	$ 30,379,458
Loss for the year							(5,450,213)	(5,450,213)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					1,358,781			1,358,781
Total comprehensive (loss) for the year					1,358,781		(5,450,213)	(4,091,432)
Issue of shares to Directors and management in lieu of fees
Capital contributions			5,390,497					5,390,497
Balance at Jun. 30, 2023	39,414		44,470,123		(3,591,785)		(9,239,229)	31,678,523
Loss for the year							(139,446,204)	(139,446,204)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					(820,433)			(820,433)
Total comprehensive (loss) for the year					(820,433)		(139,446,204)	(140,266,637)
Issue of shares upon completion of business combination	74,369	23,044,152		43,998,710				67,117,231
Issue of shares associated with Empery Asset Management LP	4,149							4,149
Issue of shares upon conversion of warrants	2,476	27,998,258						28,000,734
Issue of shares to Directors and management in lieu of fees						182,534		182,534
Issue of RSUs to Directors and management						608,156		608,156
Transfer of investment in associate		345,502						345,502
Capital contributions			1,264,060					1,264,060
Balance at Jun. 30, 2024	120,408	51,387,912	45,734,183	43,998,710	(4,412,218)	790,690	(148,685,433)	(11,065,748)
Loss for the year							(51,871,823)	(51,871,823)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					4,684,120			4,684,120
Total comprehensive (loss) for the year					4,684,120		(51,871,823)	(47,187,703)
Issue of shares Tanbreez acquisition	8,395	89,991,605						90,000,000
Issue of shares suppliers	950	1,996,050						1,997,000
Issue of shares PIPE	4,910	24,545,090						24,550,000
Issue of shares to Directors	560	1,296,539						1,297,099
Issue of shares upon vesting of RSU’s	2,380	24,435,724				(24,438,104)
Issue of shares Tanbreez make good provisions	5,000	6,845,000						6,850,000
Issue of shares upon conversion of warrants	1,600	1,998,400						2,000,000
Issue of shares to Directors and management in lieu of fees								1,079,318
Issue of RSUs to Directors and management						27,044,194		27,044,194
Issue of RSUs to suppliers – Chris Gale						80,700		80,700
Issue of shares to Directors and management in lieu of fees						1,079,318		1,079,318
Issue of warrants PIPE (Investors)		(3,104,593)						(3,104,593)
Share-based payments – Transaction costs for PIPE Warrants (Financial liability)						25,703		25,703
Issue of warrants PIPE (Brokers)		(160,574)				160,574
Capital raising costs		(1,643,000)						(1,643,000)
Transfer of investment in associate
Balance at Jun. 30, 2025	$ 144,203	$ 197,588,153	$ 45,734,183	$ 43,998,710	$ 271,902	$ 4,743,075	$ (200,557,256)	$ 91,922,970